Recoverable taxes - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Recoverable Taxes [Abstract]
Opening Balance	R$ 1,775,113	R$ 1,581,961
Increase in Provision for Impairment of Value Added Tax on Sales and Services Credits	(106,344)	(374,166)
Decrease In Provision For Impairment Of Value Added Tax On Sales And Services Credits Due To Recovery Of Credits	110,200	181,014
Closing Balance	R$ 1,771,257	R$ 1,775,113